PURCHASE ADVANCES, NET	12 Months Ended
Jun. 30, 2020
PURCHASE ADVANCES, NET
PURCHASE ADVANCES, NET

NOTE 8. PURCHASE ADVANCES, NET

The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Third Party	RMB	RMB	U.S. Dollars
Prepayment for others	¥1,592,076	¥381,767	$54,000
Allowance for doubtful accounts	(248,500)	(203,000)	(28,714)
Total purchase advances, net	¥1,343,576	¥178,767	$25,286

Provision for doubtful accounts of purchase advances was ¥62,556 and ¥191,472 for the years ended June 30, 2018 and 2019, respectively, net recovery of provision made for doubtful accounts of purchase advances was ¥45,500 ($6,436) for the year ended June 30, 2020.

The Company recorded allowance for these advances and will continue to try to collect or get inventories delivered. These payments were advanced for certain customized equipment of the planned projects. As those projects were delayed or canceled or there is rare chance to be profitable, the Company decided to suspend those projects and recorded allowances related to advanced payments for those projects as the Company may not be able to receive those funds back. Management is still making efforts to collect partially or negotiate with venders for some other alternative solutions to minimize the Company’s loss.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥452,632	¥248,500	$35,150
Charge to (reversal of) expense	191,472	(45,500)	(6,436)
Less: write-off	(395,604)	—	—
Ending balance	¥248,500	¥203,000	$28,714